Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Leases
9. Leases
The Company had a sublease, as amended, for up to approximately 69,000 square feet of office and laboratory space in Cambridge, Massachusetts. The sublease was subject and subordinate to a prime lease between the sublandlord and the prime landlord. The term of the sublease commenced in June 2018 and was set to expire in February 2028. In connection with the corporate restructuring, on March 31, 2023 (the “Termination Date”), the Company, entered into a Sublease Termination and Release Agreement (the “Termination Agreement”) with the sublandlord which, effective immediately, terminated the sublease. In exchange for the early termination of the sublease pursuant to the Termination Agreement, the Company made a termination payment of $14.8 million and recorded a loss on lease termination of $8.1 million (see Note 6).

In connection with this sublease, the Company was required to maintain a cash balance of $1.8 million to secure a letter of credit associated with the sublease. This amount was classified in the consolidated balance sheets as current restricted cash at March 31, 2023 and noncurrent restricted cash at December 31, 2022. This amount was released to the Company in May 2023.
Prior to the lease termination, the components of the Company’s lease expense under ASC 842 were as follows (in thousands):

	Three months ended March 31,
	2023	2022
Operating lease cost	$1,602	$1,602
Short-term lease cost	—	—
Variable lease cost	491	506

	$2,093	$2,108

S
upplemental disclosure of cash flow information related to the lease was as follows (in thousands):

	Three months ended March 31,
	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities	$16,455	$1,595
Operating lease liabilities arising from obtaining right-of-use asset	$—	$—
In addition, the Company had a
sub-sublease,
as amended, for
26,114
square feet of office and laboratory space in Cambridge, Massachusetts which was set to expire in April 2024. In connection with the Terminati on
Agreement, this
sub-sublease
was assigned to the sublandlord on the Termination Date. The Company recorded other income of $
0.8
 million d
ur
ing each of the three months ended March 31, 2023 and 2022, respectively, related to this sub-sublease.

8. Leases
The Company has a sublease, as amended, for up to approximately 69,000 square feet of office and laboratory space in Cambridge, Massachusetts. The sublease is subject and subordinate to a prime lease between the sublandlord and the prime landlord. The term of the sublease commenced in June 2018 and expires in February 2028. The sublandlord has the right to terminate the sublease after five years. The Company classified this sublease as an operating lease under ASC 842. The Company is obligated to pay real estate taxes and other costs related to the premises, including costs of operations and management of the leased premises. To the extent these costs are variable, they were not included in the measurement of the right-of-use
asset and lease liability. In connection with the sublease, as amended, the sublandlord funded $5.2 million in tenant improvements to the leased facility during 2019. The Company is required to maintain a cash balance of $1.8 million to secure a letter of credit associated with the sublease. This amount was classified as noncurrent restricted cash in the consolidated balance sheets at December 31, 2022 and 2021.
As of December 31, 2021, the Company had long-term deferred rent of $6.4 million related to lease incentives and payment escalations. As of December 31, 2021, the short-term portion of deferred rent of $0.6 million was included in accrued expenses and other current liabilities. In connection with the adoption of ASC 842 on January 1, 2022, these amounts were recorded as a reduction to the operating lease, right-of-use
asset.
The components of the Company’s lease expense under ASC 842 were as follows (in thousands):

Year Ended December 31, 2022
Operating lease cost	$6,407
Short-term lease cost	—
Variable lease cost	1,406

$7,813

Supplemental disclosure of cash flow information related to the lease was as follows (in thousands):

Year Ended December 31, 2022
Cash paid for amounts included in the measurement of operating lease liabilities	$6,567
Operating lease liabilities arising from obtaining right-of-use asset	$—
The weighted average remaining lease term and discount rate were as follows:

December 31, 2022
Weighted-average remaining lease term—operating lease (in years)	5.17
Weighted-average discount rate—operating lease	11.00%
Because the interest rate implicit in the lease was not readily determinable, the Company’s estimated incremental borrowing rate was used to calculate the present value of the lease.
As of December 31, 2022, the future minimum lease payments due under the noncancelable operating lease was as follows (in thousands):

2023	$6,936
2024	7,313
2025	7,679
2026	8,062
2027	8,466
Thereafter	1,439

Total future minimum lease payments	39,895
Less: imputed interest	(9,933)

Total operating lease liabilities	$29,962

The following table represents the lease liabilities on the consolidated balance sheet (in thousands):

December 31, 2022
Current operating lease liability	$3,824
Operating lease liability, net of current portion	26,138

Total operating lease liabilities	$29,962

As previously disclosed in the Company’s Annual Report on Form
10-K
and under the previous lease accounting standard, ASC 840,
Leases
, the following table summarizes the future minimum lease payments due under the operating lease as of December 31, 2021 (in thousands):

2022	$6,375
2023	6,734
2024	7,100
2025	7,455
2026	7,828
Thereafter	9,617

$45,109

Rent expense for the year ended December 31, 2021 was $6.2 million.
In 2018, the Company entered into two
sub-subleases
of approximately 27,000 square feet of office space in Cambridge, Massachusetts. One of the sub-subleases,
as amended, expired in December 2021. The remaining
sub-sublease,
as amended, was set to expire in April 2022 but was further amended to increase the square footage from 13,643 square feet to 26,114 square feet and to extend the expiration to April 2024. As of December 31, 2022, the remaining base rent payments due to the Company under the amended sub-sublease
was $3.6 million. The Company recorded other income of $3.1 million and $3.5 million during the years ended December 31, 2022 and 2021, respectively, related to these sub-subleases.